Consolidated Statement of Shareholders' Equity (Deficit) (USD $)	Total	Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2008	$ 9,311,969	$ 0	$ 17,034,330	$ 466,553	$ (8,311,252)	$ 122,338
Issue senior preferred stock A	1,635,000	1,635,000
Discount senior preferred stock A	(92,000)	(92,000)
Accretion of preferred stock A		12,573			(12,573)
Issue preferred stock B	82,000	82,000
Premium preferred stock B	10,000	10,000
Amortization of pref. stock B		(1,366)			1,366
Issue senior preferred stock C	1,744,000	1,744,000
Preferred Dividends	(64,055)				(64,055)
Share based payments expense	22,906			22,906
Comprehensive income (loss):
Net income (loss)	(1,912,922)				(1,912,922)
Change in unrealized gain on securities, net of tax	(8,965)					(8,965)
Total comprehensive income (loss)	(1,921,887)
Balance at Dec. 31, 2009	10,727,933	3,390,207	17,034,330	489,459	(10,299,436)	113,373
Accretion of preferred stock A		18,400			(18,400)
Amortization of pref. stock B		(2,000)			2,000
Preferred Dividends	(176,330)				(176,330)
Share based payments expense	3,695			3,695
Comprehensive income (loss):
Net income (loss)	430,692				430,692
Change in unrealized gain on securities, net of tax	(465)					(465)
Total comprehensive income (loss)	430,227
Balance at Dec. 31, 2010	10,985,525	3,406,607	17,034,330	493,154	(10,061,474)	112,908
Redeem senior preferred stock A	(1,635,000)	(1,635,000)
Accretion of preferred stock A		61,027			(61,027)
Redeem senior preferred stock B	(82,000)	(82,000)
Amortization of pref. stock B		(6,634)			6,634
Redeem senior preferred stock C	(1,744,000)	(1,744,000)
Issue senior preferred stock D	4,621,000	4,621,000
Preferred Dividends	(129,699)				(129,699)
Stock awards	32,288		32,288
Comprehensive income (loss):
Net income (loss)	3,934,168				3,934,168
Change in unrealized gain on securities, net of tax	(17,740)					(17,740)
Total comprehensive income (loss)	3,916,428
Balance at Dec. 31, 2011	$ 15,964,542	$ 4,621,000	$ 17,066,618	$ 493,154	$ (6,311,398)	$ 95,168